Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 8,696	¥ 9,183	¥ 9,025
Amortization of leasehold improvements	¥ 62